Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2016
Segment Reporting, including Geographic Area Data and Major Customers
Segment Reporting, including Geographic Area Data and Major Customers

Note 21 Segment Reporting, including Geographic Area Data and Major Customers

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. Corporate expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration and Other.

In the first quarter of 2017, the Company combined the North America Services and International Services segments for purposes of segment reporting into the new Issuer Solutions segment, since they provide similar services to similar customers and to reflect the manner in which decisions on allocation of resources are made.    As a result, beginning in 2017 the Company reports its financial performance based on three operating segments—Issuer Solutions, Merchant Solutions and Netspend. All prior periods have been restated to conform with the new presentation.

In April 2016, TSYS completed its acquisition of TransFirst which is part of the Merchant Solutions segment and its results are included in the following tables. Refer to Note 23 for more information on acquisitions.

Issuer Solutions includes electronic payment processing services and other services provided from within the North America region and internationally. Merchant Solutions includes electronic processing and other services provided to merchants and merchant acquirers. The Netspend segment provides GPR prepaid debit and payroll cards and alternative financial service solutions to the underbanked and other consumers in the United States.

At TSYS, the chief operating decision maker (CODM) is a group consisting of Senior Executive Management and above. In 2014, the CODM decided that all share-based compensation costs should be included in the category “Corporate Administration and Other” for purposes of segment disclosures. The information utilized by the CODM consists of the financial statements and the main metrics monitored are revenue growth and growth in profitability.

TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates asymmetrically.

Operating Segments	Years Ended December 31,
(in thousands)	2016	2015	2014
Adjusted operating income by segment:
Issuer Solutions (a)	$525,025	489,151	406,635
Merchant Solutions (b)	307,595	150,225	134,872
Netspend (c)	160,371	137,837	128,285
Corporate Administration and Other	(135,996)	(109,036)	(107,175)
Adjusted segment operating income[1] (d)	856,995	668,177	562,617
Less:
Share-based compensation	43,728	41,549	30,790
TransFirst and Netspend M&A and integration expenses[2]	28,176	-	3,217
Litigation, claims, judgments or settlements	21,719	-	-
Acquisition intangible amortization	189,990	92,521	96,970
Operating income	573,382	534,107	431,640
Nonoperating expenses, net	(112,168)	(37,219)	(38,711)
Income before income taxes and equity in income of equity investments	$461,214	496,888	392,929

Net revenue by segment
Issuer Solutions (e)	$1,515,462	1,473,914	1,291,305
Merchant Solutions (f)	898,533	474,040	435,649
Netspend (g)	663,579	580,377	482,686
Segment net revenue	3,077,574	2,528,331	2,209,640
Less: intersegment revenues	35,698	28,982	16,662
Net revenue[3] (h)	3,041,876	2,499,349	2,192,978
Add: reimbursable items, interchange and assessment expenses	1,128,201	280,192	253,899
Total revenues	$4,170,077	2,779,541	2,446,877

Adjusted segment operating margin on net revenue (non-GAAP):
Issuer Solutions (a)/(e)	34.6%	33.2%	31.5%
Merchant Solutions (b)/(f)	34.2%	31.7%	31.0%
Netspend (c)/(g)	24.2%	23.7%	26.6%

Adjusted segment operating margin on net revenue (d)/(h)	28.2%	26.7%	25.7%

[1]	Adjusted segment operating income excludes acquisition intangible amortization, TransFirst M&A expenses, share-based compensation and expenses associated with Corporate Administration and Other.
[2]	Excludes share-based compensation
[3]

Net revenue is total revenues less reimbursable items (such as postage), as well as, merchant acquiring interchange and assessment fees charged by the card associations or payment networks that are recorded by TSYS as expense..

The following table presents the Company’s depreciation expense by segment:

Operating Segments	Years Ended December 31,
(in thousands)	2016	2015	2014
Depreciation and amortization:
Issuer Solutions	$141,309	134,436	125,422
Merchant Solutions	25,553	18,268	14,571
Netspend	13,133	10,686	7,509
Segment depreciation and amortization	179,995	163,390	147,502
Acquisition intangible amortization	189,990	92,521	96,970
Corporate Administration and Other	3,561	2,353	2,148
Total depreciation and amortization	$373,546	258,264	246,620

The following table presents the Company’s total assets by segment:

	As of December 31,
(in thousands)	2016	2015
Issuer Solutions	$5,667,280	3,565,236
Merchant Solutions	3,295,509	689,781
Netspend	1,474,595	1,504,740
Intersegment assets	(4,071,207)	(1,881,862)
Total assets	$6,366,177	3,877,895

The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in thousands)	2016	2015
United States	$236,913	241,814
Europe	38,866	41,953
Other	6,566	6,131
Total	$282,345	289,898

The following tables reconcile geographic revenues to external revenues by operating segment based on the domicile of the Company’s customers for the years ended December 31:

	2016
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$1,032,381	1,826,775	660,845	$3,520,001	84.4%
Europe[1]	306,894	227	-	307,121	7.4
Canada[1]	284,028	705	-	284,733	6.8
Mexico	15,334	-	-	15,334	0.4
Other[1]	42,126	762	-	42,888	1.0
Total	$1,680,763	1,828,469	660,845	$4,170,077	100.0%

	2015
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$981,588	548,079	580,377	$2,110,044	75.9%
Europe[1]	304,628	22	-	304,650	11.0
Canada[1]	288,728	355	-	289,083	10.4
Mexico	16,558	-	-	16,558	0.6
Other[1]	58,527	679	-	59,206	2.1
Total	$1,650,029	549,135	580,377	$2,779,541	100.0%

	2014
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$778,766	508,747	482,686	$1,770,199	72.3%
Europe[1]	305,089	-	-	305,089	12.5
Canada[1]	290,248	248	-	290,496	11.9
Mexico	16,216	-	-	16,216	0.7
Other[1]	64,193	684	-	64,877	2.7
Total	$1,454,512	509,679	482,686	$2,446,877	100.0%

[1]	Revenues are impacted by movements in foreign currency exchange rates

MAJOR CUSTOMER:  For the years ended December 31, 2016, 2015 and 2014, the Company had no major customers.